UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.7%
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	190,000	192,172
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,110,000	1,182,627

		1,374,799
Arizona 2.8%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,168,080
Series D, 5.5%, 1/1/2019	5,000,000	5,667,400
Arizona, State School Facilities Board, Certificates of Participation, Series A-2, 4.0%, 9/1/2015	2,750,000	2,812,095
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue, 5.0%, 7/1/2015	2,000,000	2,041,080
Pima County, AZ, Regional Transportation Excise Tax Revenue, Regional Transportation Fund, 4.0%, 6/1/2016	1,290,000	1,354,565

		14,043,220
California 10.8%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.07% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,652,350
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.32% *, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,715,343
California, State General Obligation:
5.0%, 4/1/2021	6,000,000	7,337,940
5.25%, 4/1/2022	1,615,000	1,899,660
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.4% **, Mandatory Put 5/1/2015 @ 100, 8/1/2023	4,000,000	4,000,000
California, State Public Works Board Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,225,260
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,208,730
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.02% **, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.02% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,545,670
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,701,718
Series C, 5.0%, 5/1/2020	2,000,000	2,402,720
University of California, State Revenues, Series R-12236, 144A, 0.02% **, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	7,850,000	7,850,000

		53,529,391
Colorado 0.3%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,188,840
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	257,713

		1,446,553
Delaware 0.0%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	135,000	135,651
District of Columbia 0.4%
Metropolitan Washington, DC, Airport Authority System Revenue, Series A, AMT, 5.0%, 10/1/2016	2,000,000	2,150,280
Florida 5.9%
Broward County, FL, Airport Systems Revenue:
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,356,100
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,146,220
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,220,732
Series A-1, 5.0%, 6/1/2021	1,910,000	2,288,562
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	680,000	725,771
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,414,601
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,508,488
Miami-Dade County, FL, Aviation Revenue, AMT, 5.0%, 10/1/2022	1,000,000	1,202,060
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.04% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,771,350
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,809,500

		29,193,384
Georgia 3.2%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,179,520
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.3% *, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,715,034
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,544,180
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	598,215
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,205,480
Series A, 5.0%, 2/15/2019	1,500,000	1,692,555
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.02% **, 8/1/2040, SPA: Royal Bank of Canada	3,960,000	3,960,000
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,890,122

		15,785,106
Hawaii 0.0%
Hawaii, State General Obligation, Series DF, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2020, INS: AMBAC	135,000	137,776
Idaho 0.0%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	20,000	20,045
Class III, AMT, 5.1%, 7/1/2023	100,000	100,186
Series E, AMT, 5.95%, 7/1/2020	20,000	20,059

		140,290
Illinois 5.2%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,704
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,146,320
Cook County, IL, General Obligation, Series A, 5.0%, 11/15/2015	4,000,000	4,144,800
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	1,950,458
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,372,460
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	381,363
Series B, 5.0%, 7/1/2017	4,655,000	5,145,032
Illinois, State General Obligation:
4.0%, 7/1/2015	2,500,000	2,537,350
Series A, 5.0%, 4/1/2015	1,000,000	1,007,780
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	420,000	427,707
Lake County, IL, Forest Preserve District, Series A, 0.641% *, 12/15/2020	5,000,000	4,911,350

		25,862,324
Indiana 0.8%
Indiana, State Municipal Power Agency, Series A, 0.02% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,014,510
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.4% **, Mandatory Put 3/2/2015 @ 100, 4/1/2031	1,000,000	999,990
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,105,000	2,217,365
Maryland 3.1%
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @100, 5.0%, 12/1/2016	275,000	286,187
Maryland, State & Local Facilities, Series B, 5.0%, 3/15/2015	260,000	261,604
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,656,050
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.03% **, 6/1/2026, SPA: Wells Fargo Bank NA	9,360,000	9,360,000

		15,563,841
Massachusetts 3.6%
Massachusetts, State Consolidated Loan:
Series A, 0.02% **, 3/1/2026, SPA: Wells Fargo Bank NA	2,000,000	2,000,000
Series D-2, 0.32% *, Mandatory Put 8/1/2017 @ 100, 8/1/2043	5,000,000	4,999,250
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.57% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,975,000	4,975,597
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.02% **, 8/1/2037, SPA: TD Bank NA	2,445,000	2,445,000
Woods Hole, MA, Marthas Vineyard & Nantucket Steamship Authority Revenue, Series B, Prerefunded 3/1/2015 @100, 5.0%, 3/1/2017	3,300,000	3,313,959

		17,733,806
Michigan 2.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,551,240
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,760,126
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,516,300

		9,827,666
Minnesota 0.2%
Hennepin County, MN, General Obligation, Series B, 5.0%, 12/1/2015	295,000	307,080
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	409,868

		716,948
Mississippi 0.9%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,361,911
Missouri 0.5%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,034,085
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	700,000	740,754
Series C, AMT, Prerefunded 3/1/2015 @ 101, 5.6%, 9/1/2035	360,000	365,227
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	335,000	359,083

		2,499,149
Nebraska 0.8%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	1,230,000	1,273,690
Series E, 3.0%, 3/1/2043	490,000	507,860
Series C, 4.5%, 9/1/2043	2,085,000	2,202,031

		3,983,581
Nevada 1.4%
Clark County, NV, Airport System Revenue, Series C-1, AMT, 2.5%, 7/1/2015	4,650,000	4,696,174
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	2,285,000	2,359,263

		7,055,437
New Jersey 2.1%
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,760,000	1,790,624
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, ETM, 5.0%, 3/1/2015	365,000	366,540
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2015	1,885,000	1,911,503
Series B, 5.0%, 6/15/2020	2,000,000	2,312,500
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.532% *, Mandatory Put 1/1/2017 @ 100, 1/1/2024	3,750,000	3,753,900

		10,135,067
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	545,000	581,384
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2015	305,000	311,292

		892,676
New York 19.1%
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.717% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,822,064
Series D, 4.0%, 11/15/2015	200,000	206,126
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.01% **, 11/1/2022, LOC: State Street Bank & Trust Co.	1,900,000	1,900,000
Series A-1, 0.01% **, 11/1/2031, LOC: Royal Bank of Canada	8,455,000	8,455,000
Series A-2B, 0.6% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,999,680
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, NYC Municipal Water Finance Project, Series A, 5.0%, 6/15/2015	500,000	509,250
New York, State Local Government Assistance Corp.:
Series 8V, 0.02% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.02% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,756,300
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	3,845,000	4,449,895
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A-1, 4.0%, 4/1/2015	300,000	301,974
Series A, 5.25%, 4/1/2015, INS: NATL	425,000	428,698
New York, State Urban Development Corp. Revenue:
Series A3C, 0.02% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
Series A3A, 0.02% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A1, 4.0%, 12/15/2015	690,000	713,501
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,329,125
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 0.37% *, 1/1/2018, INS: AGMC	1,835,000	1,836,578
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.01% **, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series B-4, 0.01% **, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
Series B-3, 0.01% **, 6/15/2045, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.03% **, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-5, 0.01% **, 8/1/2031, SPA: Bank of America NA	9,730,000	9,730,000
Series E, 5.0%, 11/1/2015	135,000	140,013
New York, NY, General Obligation:
Series L-4, 0.01% **, 4/1/2038, LOC: U.S. Bank NA	2,500,000	2,500,000
Series G-5, 0.01% **, 4/1/2042, SPA: Wells Fargo Bank NA	500,000	500,000
Series I, 0.02% **, 4/1/2036, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Series I, 0.02% **, 4/1/2036, LOC: Bank of America NA	1,800,000	1,800,000
Series J-8, 0.4% *, 8/1/2021	1,310,000	1,310,210
Series H-1, 5.0%, 3/1/2015	215,000	215,909
Series I, 5.0%, 8/1/2015	590,000	604,514
Series J, 5.0%, 8/1/2015	2,500,000	2,561,500
Port Authority of New York & New Jersey, Series 178, AMT, 4.0%, 12/1/2015	3,500,000	3,613,645

		94,388,982
North Carolina 1.8%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,021,050
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,624,860
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,151,060
Wake County, NC, General Obligation, Series D, 4.0%, 2/1/2015	260,000	260,029

		9,056,999
Ohio 3.0%
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2015	200,000	200,412
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,026,783
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,177,312
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,146,850
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,813,425
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	480,000	508,353

		14,873,135
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	2,510,000	2,709,068
Pennsylvania 3.1%
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc.:
Series B, 0.3% **, Mandatory Put 4/1/2015 @ 100, 12/1/2030	630,000	630,025
Series A, AMT, 0.37% **, Mandatory Put 4/1/2015 @ 100, 4/1/2019	1,200,000	1,200,060
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., AMT, 0.37% **, Mandatory Put 5/1/2015 @ 100, 8/1/2045	9,000,000	9,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	880,189
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.9% *, 12/1/2020	2,000,000	2,003,640
Series B, 1.17% *, 12/1/2019	1,500,000	1,533,855

		15,247,769
South Carolina 0.1%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	510,025
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,345,000	1,440,387
Tennessee 0.9%
Shelby County, TN, General Obligation, Series A, 5.0%, 4/1/2015	320,000	322,694
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	320,000	329,520
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,070,000	2,181,552
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	735,000	818,180
Series 1A, AMT, 4.5%, 1/1/2038	755,000	813,966

		4,465,912
Texas 18.1%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,201,840
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039	3,750,000	3,783,487
Clear Creek, TX, Independent School District, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2038	5,000,000	5,045,200
Dallas, TX, Refunding & Improvement, Series A, 4.0%, 2/15/2015	1,030,000	1,031,700
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,646,350
5.0%, 10/1/2021	2,000,000	2,407,080
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,729,830
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,481,264
Goose Creek, TX, Consolidated Independent School District, School Building, Series B, 2.0% **, Mandatory Put 8/14/2015 @ 100, 2/15/2040	5,000,000	5,044,650
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.6% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,001,040
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	665,188
Houston, TX, Independent School District, Series A, 1.0% **, Mandatory Put 6/1/2015 @ 100, 6/1/2039	8,000,000	8,020,240
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,527,280
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.02% **, 11/15/2050, LOC: Wells Fargo Bank NA	4,920,000	4,920,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,959,158
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,222,590
Texas, Dallas-Fort Worth International Airport Revenue:
Series E, AMT, 4.0%, 11/1/2015	1,200,000	1,235,328
Series A, 5.0%, 11/1/2016	4,000,000	4,317,280
Series D, 5.0%, 11/1/2022	1,485,000	1,762,116
Series D, 5.0%, 11/1/2023	2,890,000	3,418,841
Texas, Lower Colorado River Authority Revenue:
Series A, ETM, Prerefunded, 5.0%, 5/15/2016	40,000	42,380
Series A, 5.0%, 5/15/2016	3,460,000	3,667,323
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.861% *, 9/15/2017, GTY: JPMorgan Chase & Co.	2,830,000	2,831,443
Texas, Spring Branch Independent School District House, 3.0%, Mandatory Put 6/15/2015 @ 100, 6/15/2041	2,000,000	2,020,160
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	253,610
Series D, 5.0%, 5/15/2015	275,000	278,971
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.0%, 12/15/2021	3,000,000	3,547,860
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series B, 4.0%, 7/1/2018	1,430,000	1,478,277
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,765,770
Texas, State Transportation Commission Mobility Fund, Series B, 0.4% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,501,175
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,671,929
5.0%, 12/15/2017	1,270,000	1,421,943
Williamson County, TX, Limited Tax-Park, 3.0% *, Mandatory Put 8/15/2015 @ 100, 8/15/2034	2,500,000	2,534,550

		89,435,853
Utah 0.3%
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	235,000	235,564
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	415,000	416,058
Utah, State General Obligation:
Series B, 4.0%, 7/1/2015	450,000	457,376
Series A, 5.0%, 7/1/2015	530,000	540,913

		1,649,911
Virginia 1.4%
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.01% **, 11/1/2036, SPA: Wells Fargo Bank NA	3,730,000	3,730,000
Virginia, State Commonwealth Transportation Board, Grant Anticipation Revenue Notes, 5.0%, 9/15/2021	1,500,000	1,842,630
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	290,000	313,008
Series B, 5.0%, 11/1/2016	1,010,000	1,091,790

		6,977,428
Washington 4.4%
Washington, State General Obligation:
Series 2599, 144A, 0.03% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series R-2014A, 3.0%, 7/1/2015	6,000,000	6,073,440
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2022	5,000,000	6,196,750
Washington, State Public Power Supply System, Series B, 7.125%, 7/1/2016	450,000	492,993

		21,768,183
Wisconsin 0.2%
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,174,040

Total Municipal Bonds and Notes (Cost $473,810,548)		488,388,413

	Shares	Value ($)
Open-End Investment Company 2.5%
BlackRock MuniFund, 0.02% *** (Cost $12,427,911)	12,427,911	12,427,911

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $486,238,459) †	101.2	500,816,324
Other Assets and Liabilities, Net	(1.2)	(5,697,298)

Net Assets	100.0	495,119,026

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of January 31, 2015.

*** Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $486,238,459.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $14,577,865.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,906,824 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $328,959.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$488,388,413	$—	$488,388,413
Open-End Investment Company	12,427,911	—	—	12,427,911
Total	$12,427,911	$488,388,413	$—	$500,816,324

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015